Note 12 - Government Assistance	12 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of government grants [text block]
12.	Government assistance

CPRIT assistance

In
February 2015,
the Company received notice that it had been awarded a grant by the Cancer Prevention Research Institute of Texas (“CPRIT”) whereby the Company is eligible to receive up to
US$14.1
million on eligible expenditures over a
three
-year period related to the development of the Company's phase
2b
clinical program for
MDNA55.
In
October 2017,
the Company was granted a
one
-year extension to the grant allowing expenses to be claimed over a four
-year period ending
February 28, 2019.
On
February 4, 2019,
the Company was approved for a further
six
-month extension ending
August 31, 2019;
on
July 25, 2019,
an additional
six
-month extension was granted to
February 28, 2020
and on
January 6, 2020,
an additional
six
-month extension was granted to
August 28, 2020
and as of
March 31, 2021
the grant with CPRIT is substantially complete.

Of the
US$14.1
million grant approved by CPRIT, Medicenna has received
US$12.7
million from CPRIT as at
March 31, 2021.
The Company is eligible to receive the remaining
US$1.4
million upon the achievement of certain criteria as determined by CPRIT, from time to time. There can be no
assurances that the balance of such grants will be received from CPRIT.

Ongoing program funding from CPRIT is subject to a number of conditions including the satisfactory achievement of milestones that must be met to release additional CPRIT funding, proof the Company has raised
50%
matching funds and maintaining substantial functions of the Company related to the project grant in Texas as well as using Texas-based subcontractors and collaborators wherever possible. There can be no
assurances that the Company will continue to meet the necessary CPRIT criteria, satisfactorily achieve milestones, or that CPRIT will continue to advance additional funds to the Company.

If the Company is found to have used any grant proceeds for purposes other than intended, is in violation of the terms of the grant, or relocates its
MDNA55
related operations outside of the state of Texas, then the Company is required to repay any grant proceeds received.

Under the terms of the grant, the Company is also required to pay a royalty to CPRIT, comprised of
3
-
5%
of revenues on net sales of
MDNA55
until aggregate royalty payments equal
400%
of the grant funds received at which time the ongoing royalty will be
0.5%.
At this time the royalty is
not
probable and therefore
no
liability has been recorded.

During the year ended
March 31, 2021,
the Company did
not
receive any funds from CPRIT (
2020
-
$3.5
million).